CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Long-term Investments, Aceland Investments Limited (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2011	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Debt instrument, maturity date		Dec. 31, 2015
Equity pick up of gain (loss) of an associate			$ (400)	$ (613)	$ (687)	$ 984
ACELAND
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Cash paid to acquire investment	$ 2,100
Contribution of equity investment through a shareholder loan		$ 7,100
Equity method investment, ownership interest (as a percent)					35.00%
Investment impairment							$ 1,000
Proceeds from sale, maturity and collection of investments						6,700
Equity pick up of gain (loss) of an associate				300	$ (200)	$ 1,000
Carrying amount of the investment			$ 2,100	$ 2,100